SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION
	As of March 31,
	2024	2025

US$ to S$ Year End	1.3496	1.3410
US$ to S$ Average Rate	1.3456	1.3385
US$ to AED Year End	3.6731	3.6727
US$ to AED Average Rate	3.6734	3.6734

SCHEDULE OF ESTIMATED USEFUL LIFE
Estimated useful lives

Computers	3-5 years
Furniture and fittings	5 years
Office equipment	5 years
Renovation	5 years